FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                                    ---------
                          312 W. State Street, Suite B
                            Kennett Square, PA 19348



                         Form 13F File Number: 28-06433
                         ------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,
                      correct and complete, and that it is
                       understood that all required items,
                    statements, schedules, lists, and tables,
                        are considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager: Wayne A. Grover

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:


/s/Wayne A. Grover
___________________________
Wayne A. Grover

Kennett Square, PA
__________________________
October 30, 2001
___________________________

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total:                  23

Form 13F Information Table Value Total:              $274,432 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.



                                                      FORM 13F INFORMATION TABLE

                                                     VALUE   SHARES/    SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER   TITLE OF CLASS   CUSIP     (x$1000) PRN AMT    PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
        --------------   --------------   -----   ---------- -------  ----------------  --------     ----    ------   ----
ABERCROMBIE & FITCH CO     COM           002896207  17428.2   990800    SH        SOLE              990800
ADMINISTAFF INC            COM           007094105  21712.6   835100    SH        SOLE              835100
CENTURA SOFTWARE INC       COM           15640W103     0.51    30000    SH        SOLE               30000
CIRCUIT CITY STORES INC    COM           172737108   1080.0    90000    SH        SOLE               90000
CSG SYS INTL INC           COM           126349109  15268.4   372400    SH        SOLE              372400
DIAMONDCLUSTER INTL INC    COM           25278P106   3328.3   337900    SH        SOLE              337900
EGL INC.                   COM           268484102  19537.1  2202600    SH        SOLE             2202600
EGGHEAD.COM INC            COM           282330109      0.2    11300    SH        SOLE               11300
GENTEX CORP                COM           371901109  32526.2  1361500    SH        SOLE             1361500
INVESTMENT TECH GRP INC    COM           461450108  18172.9   327500    SH        SOLE              327500
J JILL GROUP IMC           COM           466189107  11545.0   923600    SH        SOLE              923600
KORN FERRY INTL            COM           500643200   2268.7   275000    SH        SOLE              275000
CIRCUIT CITY STORES INC    CARMAX        172737306  47284.8  4203100    SH        SOLE             4203100
MRO SOFTWARE INC           COM           55347W105   9557.4   937000    SH        SOLE              937000
KNIGHT.TRADING GROUP INC   COM           499063105   7999.1  1037500    SH        SOLE             1037500
NEWPARK RESOURCES INC      COM           651718504   5072.6   751500    SH        SOLE              751500
POWER INTEGRATIONS INC     COM           739276103   9933.5   545200    SH        SOLE              545200
POWER-ONE INC              COM           739308104   4963.6   807100    SH        SOLE              807100
QRS CORP                   COM           74726X105  11764.2  1400500    SH        SOLE             1400500
IMS HEALTH INC             COM           449934108   4684.3   187000    SH        SOLE              187000
TRANSPORTACION MARITIMA    ADR           893868307    401.2    75000    SH        SOLE               75000
TRAVIS BOATS & MOTORS INC  COM           894363100   1315.3   584600    SH        SOLE              584600
VASTERA INC                COM           92239N109  28588.0  2552500    SH        SOLE             2552500
